Other income, net - Schedule of Other income, net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Government subsidy income	$ 3,206	$ 2,287	$ 2,061
Net unrealized gains arising from long-term investments		794	10,907
Impairment of long-term investments		(794)	(19,831)
Exchange loss, net	(1,205)	(2,948)	(402)
Settlement income			1,531
VAT deduction	818	1,361	427
Others	(669)	880	(61)
Total	4,678	4,737	5,861
Linktoken program [Member]
Gains from disposal of LinkToken program			6,630
Short-term Investments [Member]
Investment income	$ 2,486	$ 2,943	$ 4,020